Warrants Liabilities - Schedule of Calculating the Fair Values of the Warrants (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrants are Fair Valued using Black-Scholes Model [Abstract]
Volatility	84.00%	108.00%
Risk-free rate	4.049%	3.794%